Deferred tax credits	12 Months Ended
Dec. 31, 2020
Deferred Income Taxes and Tax Credits [Abstract]
Deferred tax credits

Deferred tax credits consisted of the following:

	As at December 31,	As at December 31,
USD'000	2020	2019
Deferred research & development tax credits	1,311	2,487
Deferred other tax credits	1	1
Total deferred tax credits	1,312	2,488

WISeKey Semiconductors SAS and WISeCoin France R&D Lab SAS are eligible for Research tax credits provided by the French government (see Note 4 Summary of significant accounting policies). As at December 31, 2020, and 2019, the receivable balances in respect of these Research tax credits were respectively USD 560,162 and USD 1,934,539 for WISeKey Semiconductors SAS, and USD 750,523 and USD 552,067 for WISeCoin France R&D Lab SAS. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first.